Intangible Assets, Net	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Intangible Assets, Net
Note 6. Intangible Assets, net
Intangible assets subject to amortization as of June 30, 2021 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)	(in thousands)
Data rights	7	$72,923	$20,498	$52,425
Marketing products	7	60,293	6,165	54,128
Technology	3	105,275	41,541	63,734
Capitalized software	2	53,480	25,549	27,931

Total intangible assets		$291,971	$93,753	$198,218

Intangible assets subject to amortization as of December 31, 2020 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)	(in thousands)
Data rights	8	$71,797	$16,621	$55,176
Marketing products	12	24,757	4,548	20,209
Technology	1	44,720	32,625	12,095
Capitalized software	2	44,374	17,312	27,062

Total intangible assets		$185,648	$71,106	$114,542

Amortization expense was $11.8 million and $8.0 million for the three months ended June 30, 2021 and 2020 respectively. Amortization expense was $21.6 million and $15.6 million for the six months ended June 30, 2021 and 2020 respectively.

MAVEN TOPCO LIMITED [Member]
Intangible Assets, Net
Note 4. Intangible Assets, net
Intangible assets subject to amortization as of March 31, 2021 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)	(in thousands)
Data rights	7	$72,378	$18,541	$53,837
Marketing products	12	24,958	5,121	19,837
Technology	1	45,114	36,592	8,522
Capitalized software	2	48,751	21,215	27,536

Total intangible assets		$191,201	$81,469	$109,732

Intangible assets subject to amortization as of December 31, 2020 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)	(in thousands)
Data rights	8	$71,797	$16,621	$55,176
Marketing products	12	24,757	4,548	20,209
Technology	1	44,720	32,625	12,095
Capitalized software	2	44,374	17,312	27,062

Total intangible assets		$185,648	$71,106	$114,542

Amortization expense was $9.8 million and $7.6 million for the three months ended March 31, 2021 and 2020, respectively.

Note 7. Intangible Assets, Net
Intangible assets subject to amortization as of December 31, 2020 (Successor) consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)	(in thousands)
Data rights	8	$71,797	$16,621	$55,176
Marketing products	12	24,757	4,548	20,209
Technology	1	44,720	32,625	12,095
Capitalized software	2	44,374	17,312	27,062

Total intangible assets		$185,648	$71,106	$114,542

Intangible assets subject to amortization as of December 31, 2019 (Successor) consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)	(in thousands)
Data rights	9	$69,850	$9,186	$60,664
Marketing products	13	23,491	2,507	20,984
Technology	2	40,900	17,726	23,174
Capitalized software	2	26,641	5,023	21,618

Total intangible assets		$160,882	$34,442	$126,440

As a result of the Sportzcast and Oppia acquisitions, the Company recorded newly acquired intangible assets of $1.8 million and $0.3 million, respectively. (See Note 2—
Business Combinations
.)
Amortization expense was $33.4 million, $26.3 million, $7.0 million, and $8.9 million for the years ended December 31, 2020 and 2019 (Successor), the period from September 8, 2018 through December 31, 2018 (Successor), and the period from January 1, 2018 through September 7, 2018 (Predecessor), respectively.
As of December 31, 2020 (Successor), expected amortization of intangible assets for each of the five succeeding fiscal years and thereafter is as follows:

Fiscal Years	(in thousands)
2021	$34,345
2022	19,633
2023	12,206
2024	8,703
2025	8,703
Thereafter	30,952

Total	$114,542